Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue from product sales		$ 5,793	$ 4,582	$ 4,501
Cost of sales		(3,726)	(3,541)	(3,366)
(Loss) gain on non-hedge derivatives and other commodity contracts	[1]	0	(14)	(6)
Gross profit		2,067	1,027	1,129
Corporate administration, marketing and related expenses		(118)	(94)	(79)
Exploration and evaluation costs		(252)	(254)	(205)
Reversal of impairment (impairment), (derecognition of assets) and profit (loss) on disposal		58	(221)	(315)
Corporate restructuring costs	[2]	0	(314)	(14)
Other (expenses) income		(144)	(104)	(12)
Finance income		160	127	81
Foreign exchange and fair value adjustments (1)		(87)	(154)	(125)
Finance costs and unwinding of obligations		(167)	(157)	(149)
Share of associates and joint ventures’ profit		155	207	161
Profit before taxation		1,672	63	472
Taxation		(623)	(285)	(221)
Profit (loss) for the year		1,049	(222)	251
Attributable to:
Equity shareholders		1,004	(235)	233
Non-controlling interests		$ 45	$ 13	$ 18
Earnings (loss) per ordinary share
Basic earnings (loss) per ordinary share (USD per share)		$ 2.33	$ (0.56)	$ 0.55
Diluted earnings (loss) per ordinary share (USD per share)		$ 2.33	$ (0.56)	$ 0.55

[1]	The loss on non-hedge derivatives and other commodity contracts of $71m has been reclassified to the foreign exchange and fair value adjustments line during the current year, as it does not form part of cost of sales and should therefore not be included in the gross profit measure.

[2]	Corporate restructuring costs incurred with the AngloGold Ashanti corporate restructuring and related taxes in the prior year.